Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Income Taxes

As of June 30, 2011, the Company has available approximately $3,870,099 of operating loss carryforwards before applying the provision of IRC Section 382, which may be used in the future filings of the Company’s tax returns to offset future taxable income for United States income tax purposes. Net operating losses expire beginning in the year 2022. As of June 30, 2011 and December 31, 2010, the Company has determined that due to the uncertainty regarding profitability in the near future, a 100% valuation allowance is needed with regards to the deferred tax assets. Changes in the estimated tax benefit that will be realized from the tax loss carryforwards and other temporary differences will be recognized in the financial statement in the years in which those changes occur.

Under the provisions of the Internal Revenue Code Section 382, an ownership change is deemed to have occurred if the percentage of the stock owned by one or more 5% shareholders has increased, in the aggregate, by more than 50 percentage points over the lowest percentage of stock owned by said shareholders at any time during a three year testing period. Once an ownership change is deemed to have occurred under Section 382, a limitation on the annual utilization of net operating loss carryforwards is imposed and therefore, a portion of the tax loss carryforwards would be subject to the limitation under Section 382.

The acquisition of Grass Roots Beverage Company, Inc. on July 6, 2010 (see Note 1) and various other equity transactions resulted in an ownership change pursuant to Section 382. The utilization of the $123,052 net operating loss as of December 31, 2009 is limited under IRC Section 382.

The tax years 2007 through 2010 remain open to examination by federal authorities and state jurisdictions where the Company operates.

The actual income tax expense for 2010 and 2009 differs from the statutory tax expense for the year (computed by applying the U.S. federal corporate tax rate of 34.4% to income before provision for income taxes) as follows:

	2010	Effective Tax Rate	2009	Effective Tax Rate
Federal taxes at statutory rate	$(2,569,137)	34.40%	$(1,348,040)	34.40%
State income taxes, net of federal tax benefit	(269,461)	3.61%	(141,387)	3.61%
Temporary differences	1,201,794	(16.09)%	318,051	(8.12)%
Change in valuation allowance	1,636,804	(21.92)%	1,171,376	(29.89)%

Total	$–	0.00%	$–	0.00%

The following table represents the tax effects of significant items that give rise to deferred taxes as of December 31, 2010 and 2009:

	2010	2009
Deferred tax asset:
Net operating loss carryforward	$924,481	$46,770
Temporary differences	427,392	–
	1,351,873	46,770
Less: Valuation allowance	(1,351,873)	(46,770)
Net deferred tax asset	$–	$–

As of December 31, 2010, the Company has available approximately $2,432,333 of operating loss carryforwards before applying the provision of IRC Section 382, which may be used in the future filings of the Company’s tax returns to offset future taxable income for United States income tax purposes.  Net operating losses expire beginning in the year 2022.  As of December 31, 2010 and 2009, the Company has determined that due to the uncertainty regarding profitability in the near future, a 100% valuation allowance is needed with regards to the deferred tax assets.  Changes in the estimated tax benefit that will be realized from the tax loss carryforwards and other temporary differences will be recognized in the financial statement in the years in which those changes occur.

Under the provisions of the Internal Revenue Code Section 382, an ownership change is deemed to have occurred if the percentage of the stock owned by one or more 5% shareholders has increased, in the aggregate, by more than 50 percentage points over the lowest percentage of stock owned by said shareholders at any time during a three year testing period.  Once an ownership change is deemed to have occurred under Section 382, a limitation on the annual utilization of net operating loss (NOL) carryforwards is imposed and therefore, a portion of the tax loss carryforwards would be subject to the limitation under Section 382.

The acquisition of Grass Roots Beverage Company, Inc. on July 6, 2010 (see Note 1) and various other equity transactions resulted in an ownership change pursuant to Section 382.  The utilization of the $123,052 net operating loss as of December 31, 2009 is limited under IRC Section 382.

The tax years 2007 through 2010 remain open to examination by federal authorities and state jurisdictions where the Company operates.